                      Securities and Exchange Commission
                            Washington, D.C. 20524

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

            Report of the Calendar Quarter Ending December 31, 2007

                      If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc. S.E.C. File Number 28-6694

Business Address:

45 Milk Street       Boston          MA              02109
Street               City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President (617) 338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 8th day of February 2008.

                                                  Appleton Partners, Inc.
                                                  (Name of Institutional
                                                  Investment Mgr.)

                                              By: /s/ Douglas C. Chamberlain
                                                  ------------------------------
                                                  Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  107
Form 13F Information Table Value Total:  247,869,906 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.                  Form 13Ffile number  Name
---                  -------------------- -------------------------
_____                ____________________ _________________________

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group

                  31-Dec-07

                                                            Investment Discretion       Voting Authority
                                                               Sole      Shared   Other  Sole   Shared   None
              Security                                      ---------- ---------- ----- ------ --------- ----
Security      Type           Cusip   Market Value  Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------      ------------ --------- ------------- -------- ---------- ---------- ----- ------ --------- ----
Master Group
3M CO COM     COMMON STOCK 88579Y101 $  597,070.00    7081      X                         X
ABBOTT
  LABS COM    COMMON STOCK 002824100 $  349,646.00    6227      X                         X
ADOBE SYS
  INC COM     COMMON STOCK 00724F101 $1,193,235.00   27925      X                         X
AGRIUM INC
  COM         COMMON STOCK 008916108 $4,219,952.00   58440      X                         X
AMERICAN
  EXPRESS
  CO COM      COMMON STOCK 025816109 $3,327,459.00   63965      X                         X
AMETEK INC
  NEW COM     COMMON STOCK 031100100 $2,681,168.00   57241      X                         X
AMPHENOL
  CORP NEW
  CL A        COMMON STOCK 032095101 $3,912,237.00   84370      X                         X
APACHE
  CORP COM    COMMON STOCK 037411105 $2,026,054.00   18840      X                         X
APPLE, INC.   COMMON STOCK 037833100 $4,627,149.00   23360      X                         X
APPLETON
  EQUITY
  GROWTH
  FUND        MUTUAL FUNDS 038042107 $3,794,086.00  422975      X                         X
ARCHER
  DANIELS
  MIDLAND
  COM         COMMON STOCK 039483102 $  835,740.00   18000      X                         X
AT&T INC
  COM         COMMON STOCK 00206R102 $5,109,636.00  122946      X                         X
ATLAS CONS
  MNG&DEV
  CP CL B     COMMON STOCK 049249303 $    3,827.00   76533      X                         X
BAKER
  HUGHES
  INC COM     COMMON STOCK 057224107 $4,428,709.00   54608      X                         X
BANK N S
  HALIFAX
  COM         COMMON STOCK 064149107 $  276,487.00    5475      X                         X
BANK OF
  AMERICA
  CORP COM    COMMON STOCK 060505104 $6,350,780.00  153921      X                         X
BAXTER INTL
  INC COM     COMMON STOCK 071813109 $  372,042.00    6409      X                         X
BECTON
  DICKINSON &
  CO COM      COMMON STOCK 075887109 $3,206,129.00   38360      X                         X
BERKSHIRE
  HATHAWAY
  INC CL B    COMMON STOCK 084670207 $  251,008.00      53      X                         X
BHP
  BILLITON
  LTD
  SPONSORED
  ADR         COMMON STOCK 088606108 $  400,979.00    5725      X                         X
BOEING CO
  COM         COMMON STOCK 097023105 $  214,277.00    2450      X                         X
BP PLC
  SPONSORED
  ADR         COMMON STOCK 055622104 $  984,136.00   13450      X                         X
BRISTOL
  MYERS
  SQUIBB
  COM         COMMON STOCK 110122108 $  367,832.00   13870      X                         X
CARLISLE
  COS INC
  COM         COMMON STOCK 142339100 $  377,706.00   10200      X                         X
CATERPILLAR
  INC DEL
  COM         COMMON STOCK 149123101 $5,724,258.00   78890      X                         X

                                                                Investment Discretion       Voting Authority
                                                                   Sole      Shared   Other  Sole   Shared   None
                 Security                                       ---------- ---------- ----- ------ --------- ----
Security         Type           Cusip    Market Value  Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------         ------------ --------- -------------- -------- ---------- ---------- ----- ------ --------- ----
CHEVRONTEXACO
  CORP COM       COMMON STOCK 166764100 $   911,554.00    9767      X                         X
CISCO SYS INC
  COM            COMMON STOCK 17275R102 $ 4,130,190.00  152575      X                         X
CITIGROUP INC
  COM            COMMON STOCK 172967101 $   819,433.00   27834      X                         X
COCA COLA CO
  COM            COMMON STOCK 191216100 $ 1,305,769.00   21277      X                         X
COLGATE
  PALMOLIVE CO
  COM            COMMON STOCK 194162103 $   995,237.00   12766      X                         X
COSTCO WHSL
  CORP NEW COM   COMMON STOCK 22160K105 $   214,512.00    3075      X                         X
CVS CAREMARK
  CORPORATION    COMMON STOCK 126650100 $   249,312.00    6272      X                         X
DEERE & CO COM   COMMON STOCK 244199105 $   325,920.00    3500      X                         X
DISNEY WALT CO
  COM DISNEY     COMMON STOCK 254687106 $ 5,932,838.00  183793      X                         X
DU PONT E I DE
  NEMOURS COM    COMMON STOCK 263534109 $   376,969.00    8550      X                         X
E M C CORP MASS
  COM            COMMON STOCK 268648102 $ 2,279,839.00  123035      X                         X
ECOLAB INC COM   COMMON STOCK 278865100 $ 6,989,909.00  136495      X                         X
ENERGAS RES INC
  COM            COMMON STOCK 29265E108 $       400.00   20000      X                         X
EXXON MOBIL
  CORP COM       COMMON STOCK 30231G102 $16,525,581.00  176386      X                         X
FEDERATED
  EQUITY FDS
  KAUFMANN CL
  A              MUTUAL FUNDS 314172677 $   408,657.00   65595      X                         X
FEDERATED
  EQUITY FDS
  MKT OPPOR FD
  A              MUTUAL FUNDS 314172743 $   343,981.00   28334      X                         X
FEDERATED
  INCOME TR
  INSTL SHRS     MUTUAL FUNDS 314199100 $   170,212.00   16558      X                         X
FEDERATED INVS
  INC PA CL B    COMMON STOCK 314211103 $   462,021.00   11225      X                         X
FEDERATED MDT
  SER ALLCAP
  COR INS        MUTUAL FUNDS 31421R304 $   444,795.00   26925      X                         X
FEDERATED STK
  TR SH BEN INT  MUTUAL FUNDS 313900102 $   400,502.00   15234      X                         X
FEDERATED
  TOTAL RETURN
  TOTL RET INSTL MUTUAL FUNDS 31428Q101 $   171,248.00   16005      X                         X
FEDERATED
  WORLD INVT
  INTL SM CO CLA MUTUAL FUNDS 31428U748 $   223,034.00    4863      X                         X
FREEPORT-
  MCMORAN
  COP&G CL B     COMMON STOCK 35671D857 $ 2,147,142.00   20960      X                         X
GARMIN LTD ORD   COMMON STOCK G37260109 $ 3,888,245.00   40085      X                         X
GENERAL ELEC
  CO COM         COMMON STOCK 369604103 $ 9,975,834.00  269108      X                         X
GILEAD SCIENCES
  INC COM        COMMON STOCK 375558103 $   591,689.00   12860      X                         X
GOLDMAN SACHS
  GROUP COM      COMMON STOCK 38141G104 $   202,792.00     943      X                         X
HONEYWELL INTL
  INC COM        COMMON STOCK 438516106 $ 1,574,037.00   25565      X                         X
ILLINOIS TOOL
  WKS INC COM    COMMON STOCK 452308109 $   299,824.00    5600      X                         X
INTEL CORP COM   COMMON STOCK 458140100 $ 2,775,999.00  104126      X                         X
INTERNATIONAL
  BUS MACH COM   COMMON STOCK 459200101 $ 3,121,279.00   28874      X                         X
ISHARES S&P GSSI
  NAT RES IDX    COMMON STOCK 464287374 $   522,738.00    3890      X                         X
ISHARES TR DJ
  OIL&GAS EXP    COMMON STOCK 464288851 $ 1,976,712.00   29725      X                         X
ISHARES TR
  NASDQ BIO
  INDX           COMMON STOCK 464287556 $   659,587.00    8125      X                         X
J P MORGAN
  CHASE & CO
  COM            COMMON STOCK 46625H100 $   432,397.00    9906      X                         X
JACOBS ENGR
  GROUP DEL
  COM            COMMON STOCK 469814107 $   200,781.00    2100      X                         X
JOHNSON &
  JOHNSON COM    COMMON STOCK 478160104 $ 5,396,564.00   80908      X                         X

                                                             Investment Discretion       Voting Authority
                                                                Sole      Shared   Other  Sole   Shared   None
               Security                                      ---------- ---------- ----- ------ --------- ----
Security       Type           Cusip   Market Value  Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------       ------------ --------- ------------- -------- ---------- ---------- ----- ------ --------- ----
KELLOGG CO
  COM          COMMON STOCK 487836108 $  757,981.00   14457      X                         X
MCDONALDS
  CORP COM     COMMON STOCK 580135101 $6,405,579.00  108735      X                         X
MEDTRONIC INC
  COM          COMMON STOCK 585055106 $  473,393.00    9417      X                         X
MEMC ELECTR
  MATLS INC
  COM          COMMON STOCK 552715104 $4,418,306.00   49930      X                         X
METLIFE INC
  COM          COMMON STOCK 59156R108 $6,816,712.00  110625      X                         X
MFS SER TR I
  NEW DISCV CL
  A            MUTUAL FUNDS 552983553 $  704,195.00   36908      X                         X
MFS SER TR V
  INTL NEW DIS
  A            MUTUAL FUNDS 552981888 $  480,767.00   19760      X                         X
MICROSOFT
  CORP COM     COMMON STOCK 594918104 $4,797,207.00  134753      X                         X
MILLIPORE
  CORP COM     COMMON STOCK 601073109 $2,524,710.00   34500      X                         X
MORGAN
  STANLEY COM
  NEW          COMMON STOCK 617446448 $  242,075.00    4558      X                         X
NOKIA CORP
  SPONSORED
  ADR          COMMON STOCK 654902204 $2,975,686.00   77512      X                         X
NORTHERN TR
  CORP COM     COMMON STOCK 665859104 $  389,256.00    5083      X                         X
NOVARTIS A G
  SPONSORED
  ADR          COMMON STOCK 66987V109 $  320,972.00    5910      X                         X
OMNICOM
  GROUP INC
  COM          COMMON STOCK 681919106 $  872,175.00   18350      X                         X
ORACLE CORP
  COM          COMMON STOCK 68389X105 $  697,451.00   30888      X                         X
PEOPLES S&P
  MIDCAP IDX
  COM          MUTUAL FUNDS 712223106 $  376,065.00   13265      X                         X
PEPSICO INC
  COM          COMMON STOCK 713448108 $7,051,793.00   92909      X                         X
PFIZER INC COM COMMON STOCK 717081103 $1,158,912.00   50986      X                         X
PPG INDS INC
  COM          COMMON STOCK 693506107 $  226,000.00    3218      X                         X
PRAXAIR INC
  COM          COMMON STOCK 74005P104 $6,882,654.00   77586      X                         X
PRECISION
  CASTPARTS
  CP COM       COMMON STOCK 740189105 $5,692,387.00   41041      X                         X
PROCTER &
  GAMBLE CO
  COM          COMMON STOCK 742718109 $9,848,706.00  134142      X                         X
RESPIRONICS
  INC COM      COMMON STOCK 761230101 $3,820,758.00   58350      X                         X
ROPER INDS INC
  NEW COM      COMMON STOCK 776696106 $2,839,003.00   45395      X                         X
ROYAL DUTCH
  SHELL PLC
  SPON ADR B   COMMON STOCK 780259107 $  326,107.00    3929      X                         X
ROYAL DUTCH
  SHELL PLC
  SPONS ADR A  COMMON STOCK 780259206 $  519,682.00    6172      X                         X
SATYAM COMP
  SRVCS LTD
  ADR          COMMON STOCK 804098101 $1,975,249.00   73924      X                         X
SCHEIN HENRY
  INC COM      COMMON STOCK 806407102 $5,084,350.00   82807      X                         X
SCHLUMBERGER
  LTD COM      COMMON STOCK 806857108 $5,928,760.00   60270      X                         X
SCOTTS
  MIRACLE GRO
  CO           COMMON STOCK 810186106 $  888,164.00   23735      X                         X
SMITH INTL INC
  COM          COMMON STOCK 832110100 $1,494,355.00   20235      X                         X
STANLEY WKS
  COM          COMMON STOCK 854616109 $  236,340.00    4875      X                         X
STATE STR CORP
  COM          COMMON STOCK 857477103 $1,295,790.00   15958      X                         X
STRYKER CORP
  COM          COMMON STOCK 863667101 $2,005,485.00   26840      X                         X
TARGET CORP
  COM          COMMON STOCK 87612E106 $1,022,500.00   20450      X                         X
UNITED
  TECHNOLOGIES
  CP COM       COMMON STOCK 913017109 $1,671,098.00   21833      X                         X
VALERO
  ENERGY CORP
  NEW COM      COMMON STOCK 91913Y100 $  656,531.00    9375      X                         X
VCA ANTECH
  INC COM      COMMON STOCK 918194101 $7,874,267.00  178030      X                         X

                                                                 Investment Discretion       Voting Authority
                                                                    Sole      Shared   Other  Sole   Shared   None
                 Security                                        ---------- ---------- ----- ------ --------- ----
Security         Type           Cusip    Market Value   Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------         ------------ --------- --------------- -------- ---------- ---------- ----- ------ --------- ----
VEOLIA
  ENVIRONNEMENT
  SPONSORED ADR  COMMON STOCK 92334N103 $  5,355,902.00   58869      X                         X
VERIZON
  COMMUNICATIONS
  COM            COMMON STOCK 92343V104 $  1,990,123.00   45551      X                         X
WACHOVIA CORP
  2ND NEW COM    COMMON STOCK 929903102 $    264,156.00    6946      X                         X
WEATHERFORD
  INTL LTD COM   COMMON STOCK G95089101 $    508,669.00    7415      X                         X
WELLS FARGO &
  CO NEW COM     COMMON STOCK 949746101 $  4,000,839.00  132522      X                         X
WYETH COM        COMMON STOCK 983024100 $    215,029.00    4866      X                         X
ZIMMER HLDGS
  INC COM        COMMON STOCK 98956P102 $    704,630.00   10652      X                         X
                                        ---------------
                                        $247,869,906.00
                                        ---------------
TOTAL PORTFOLIO                         $247,869,906.00
                                        ===============